Other information about investments (Details 5)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 TND (د.ت)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000				€ 4,005,000,000
In Italy [Member] | Gas And Power [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Mariconsult SpA
Registered office		Milan
Country of operation		Italy
Share capital		€ 120,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Gas And Power [Member] | Subsidiaries One [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
In Italy [Member] | Gas And Power [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
In Italy [Member] | Gas And Power [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Societa EniPower Ferrara Srl
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 140,000,000
% Equity ratio		51.00%
Consolidation or valutation method	[1]	J.O.
In Italy [Member] | Gas And Power [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		49.00%
In Italy [Member] | Gas And Power [Member] | Subsidiaries Two [Member] | Eni Power SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		EniPower SpA
% Ownership		51.00%
In Italy [Member] | Gas And Power [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Transmed SpA
Registered office		Milan
Country of operation		Italy
Share capital		€ 240,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Gas And Power [Member] | Subsidiaries Three [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
In Italy [Member] | Gas And Power [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
In Italy [Member] | Gas And Power [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
% Ownership		86.50%
In Italy [Member] | Gas And Power [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		13.50%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Angola LNG Services Llc
Registered office		Wilmington (USA)
Country of operation		USA
Share capital | $			$ 19,278,782
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		86.40%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries One [Member] | Eni USA Gas M Llc [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni USA Gas M. Llc
% Ownership		13.60%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Blue Stream Pipeline Co BV
Registered office		Amsterdam (Netherlands)
Country of operation		Russia
Share capital | $			22,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		50.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Gas Distribution Company of Thessaloniki - Thessaly SA
Registered office		Ampelokipi- Menemeni (Greece)
Country of operation		Greece
Share capital		€ 247,127,605
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		51.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Three [Member] | Eni gas e luce SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni gas e luce SpA
% Ownership		49.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	GreenStream BV
Registered office		Amsterdam (Netherlands)
Country of operation		Libya
Share capital		€ 200,000,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Four [Member] | Eni North Africa BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni North Africa BV
% Ownership		50.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Premium Multiservices SA
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital | د.ت					د.ت 200,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.01%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Five [Member] | Sergaz SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Sergaz SA
% Ownership		49.99%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		SAMCO Sagl
Registered office		Lugano (Switzerland)
Country of operation		Switzerland
Share capital | SFr				SFr 20,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		5.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		5.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Six [Member] | Transmed Pip Co Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Transmed.Pip.Co Ltd
% Ownership		90.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Transmediterranean Pipeline Co Ltd
Registered office		St. Helier (Jersey)
Country of operation		Jersey
Share capital | $			$ 10,310,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Seven [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Union Fenosa Gas SA
Registered office		Madrid (Spain)
Country of operation		Spain
Share capital		€ 32,772,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Eight [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
Outside Italy [Member] | Gas And Power [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value